COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14:  COMMITMENTS AND CONTINGENCIES

A.Liens

(1)Loans, Bonds and Capital Leases

For liens relating to the TSNB Credit Line Agreement, see Note 11F. For liens under TPSCo’s JP Loan, see Note 11C. For liens under the capital lease agreements, see Note 11D. For negative pledge under the Series G Debentures’ indenture, see Note 10.

(2)Approved Enterprise Program

Floating liens are registered in favor of the State of Israel on substantially all of Tower’s assets under the Investment Center’s approved enterprise status program.

B.Renewed Contract in Relation to TPSCo

In March 2019, agreements were signed between Tower, TPSCo and PSCS (a fully owned subsidiary of Panasonic Corporation) to extend the business relationship by an additional three-year period under certain amended terms, including a manufacturing agreement between TPSCo and PSCS, under which TPSCo manufactured products for PSCS under a revised pricing structure. Following the purchase of NTCJ (previously named PSCS) by Nuvoton from Panasonic Corporation in September 2020, NTCJ assumed the contracts at the same commercial terms, and leases three manufacturing facilities in Japan to TPSCo under a buildings lease that runs through March 2032 (see Note 11D).

As part of the agreement between the Company, NTCJ and TPSCo, it has been decided to re-organize and re-structure operations in Japan such that, while operations at the Uozu and Tonami facilities will remain unchanged, the Arai manufacturing factory, which is currently manufacturing products solely for NTCJ and is not serving the Company’s customers, will cease operations effective July 1, 2022. The Company evaluated the need for impairment charges and determined that no such charges are required as of December 31, 2021. All other restructuring related costs will be reported as incurred in 2022.

C.License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

D.TSNB Lease Agreement

TSNB leases its fabrication facilities under an operational lease contract that is due to expire in 2027. In amendments to its lease, (i) TSNB secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations; and (ii) certain obligations of TSNB and the landlord are specified, including certain noise abatement actions at the fabrication facility. The landlord has made claims that TSNB’s noise abatement efforts are not adequate under the terms of the amended lease, and has requested a judicial declaration that TSNB has committed material non-curable breaches of the lease and that, in accordance with the lease, the landlord would be entitled to terminate the lease. TSNB does not agree and is disputing these claims.

E.IT Security System Event

In September 2020, the Company’s information technology (“IT”) security systems identified a security event on some of its computerized systems. As a preventive measure, the Company halted certain of its servers and proactively stopped operations in some of its manufacturing facilities for a few days, following which it commenced to gradually restore operations and return to full capability in all its facilities.

Due to the immediate procedures implemented, the functionality and quality of the work in progress, as well as customer and employee data, remained protected.

Tower maintains a cyber insurance policy and received compensation for the damage resulted from the event, including cost reimbursement and business interruption compensation. The event had no material impact on the financial position of the Company.

F.Definitive Agreement with ST Microelectronics

In 2021, TSIT, Tower’s wholly-owned Italian subsidiary, entered into a definitive agreement with ST to share under collaborative arrangement a 300 mm manufacturing fabrication facility in Agrate Italy. The fab is currently under construction by ST, and the parties will share the cleanroom space and the facility infrastructure, with the Company installing its own equipment in one-third of the total space. Both companies will invest in their respective process equipment, and work together to accelerate the fab qualification and subsequent ramp-up. Operations will continue to be managed by ST. In the early stage, technology processes for power, analog mixed signal and RF processes are planned to be qualified in the factory and the products in these technologies may be used in automotive, industrial and personal electronics.

G.Other Agreements

From time to time, in the ordinary course of business, the Company enters into long-term agreements with various entities for the joint development of products IPs and processes. The developed IPs may be owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.